Financial Instruments - Disclosure of Credit Risk (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₺ 83,395,229	₺ 78,868,904
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	11,251,507	11,474,491
Contract assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	3,293,020	3,222,952
Receivables from financial services
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	6,435,662	5,869,089
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	49,978,381	42,775,569
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,044,765	3,348,871
Other current & non-current assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	703,180	694,136
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		1,233,597
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	9,411,318	7,074,565
Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	106,023	3,049,667
Due from related parties
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₺ 171,373	₺ 125,967